Non-Controlling Interests - Additional Information (Details) - GBP (£) £ in Millions		12 Months Ended
	Jul. 30, 2021	Dec. 31, 2021
PSA Finance UK Limited | Santander Consumer (UK)
Disclosure Of Noncontrolling Interests [Line Items]
Proportion of ownership interest in subsidiary sold	50.00%
Assets derecognised at disposal	£ 3,200
Liabilities derecognised at disposal	2,900
£300m Step-up Callable Perpetual Reserve Capital Instruments
Disclosure Of Noncontrolling Interests [Line Items]
Reserve Capital Instruments bear interest rate reset period		5 years
£300m Fixed rate Perpetual at One Capital Securities
Disclosure Of Noncontrolling Interests [Line Items]
Step up callable perpetual reserve capital instruments bear interest rate gilt rate benchmark period		5 years
Non-controlling interests | PSA Finance UK Limited | Santander Consumer (UK)
Disclosure Of Noncontrolling Interests [Line Items]
Non-controlling interest derecognised at disposal	£ 150